Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000219898 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
C000219898 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[1],[2]
C000219898 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1],[2]
C000219898 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1],[2]
C000219898 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1],[2]
C000219898 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
C000219898 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
C000219898 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1],[2]
C000219898 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%	[2]
C000219898 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000219898 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000219898 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
C000219898 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)	[2]
C000219898 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[2]
C000012092 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3],[4]
C000012092 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%	[3],[4]
C000012092 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3],[4]
C000012092 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[3],[4]
C000012092 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3],[4]
C000012092 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3],[4]
C000012092 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[4]
C000012092 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000012092 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012092 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000012092 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)	[4]
C000012092 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[4]
C000012092 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000037539 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[5]
C000037539 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[5]
C000037539 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[5]
C000037539 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
C000037539 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000037539 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[5]
C000037539 [Member] | Eight To 9 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000037539 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000037539 [Member] | Twenty one To 22 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000037539 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6],[7]
C000037539 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5],[6]
C000037539 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%	[5],[6]
C000037539 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[5],[6]
C000037539 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5],[6]
C000037539 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[5],[6]
C000037542 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8],[9],[10]
C000037542 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.40%	[8],[9]
C000037542 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[8],[9]
C000037542 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[8],[9]
C000037542 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[8],[9]
C000037542 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8],[9]
C000037542 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%	[9]
C000037542 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[9]
C000037542 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[9]
C000037542 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000037543 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11],[12],[13]
C000037543 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[11],[12]
C000037543 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[11],[12]
C000037543 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[11],[12]
C000037543 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11],[12]
C000037543 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[11],[12]
C000037543 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%	[12]
C000037543 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000037543 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[12]
C000037543 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[12]
C000037540 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000037540 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000037540 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[14]
C000037540 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[14]
C000037540 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15],[16]
C000037540 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[14],[15]
C000037540 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[14],[15]
C000037540 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%	[14],[15]
C000037540 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14],[15]
C000037540 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[14],[15]
C000012091 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[17]
C000012091 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[17]
C000012091 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[17]
C000012091 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[17]
C000012091 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[17]
C000012091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17],[18]
C000012091 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%	[17],[18]
C000012091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[17],[18]
C000012091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17],[18]
C000012091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[17],[18]
C000182992 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[19]
C000182992 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000182992 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[19]
C000182992 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%	[19]
C000182992 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	60.50%	[19]
C000182992 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[19]
C000182992 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[19],[20]
C000182992 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19],[20]
C000182992 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%	[19],[20]
C000182992 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%	[19],[20]
C000182992 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[19],[20]
C000080009 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%	[21]
C000080009 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[21]
C000080009 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[21]
C000080009 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22],[23]
C000080009 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[21],[22]
C000080009 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[21],[22]
C000080009 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[21],[22]
C000080009 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[21],[22]
C000080009 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[21],[22]
C000189865 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[24]
C000189865 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[24]
C000189865 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[24]
C000189865 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[24]
C000189865 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[24]
C000189865 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24],[25]
C000189865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[24],[25]
C000189865 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[24],[25]
C000189865 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%	[24],[25]
C000189865 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[24],[25]
C000189865 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[24],[25]
C000267414 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[26],[27]
C000267414 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.20%	[26],[27]
C000267414 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[26],[27]
C000267414 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[26],[27]
C000267414 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[26],[27]
C000267414 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[26],[27]
C000267414 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[26],[27]
C000267414 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[26],[27]
C000267414 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%	[27]
C000267414 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[27]
C000267414 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[27]
C000267414 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[27]
C000267414 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[27]
C000267414 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[27]
C000182993 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[28]
C000182993 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[28]
C000182993 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[28]
C000182993 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[28]
C000182993 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[28]
C000182993 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[28]
C000182993 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[28],[29]
C000182993 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[28],[29]
C000182993 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[28],[29]
C000182993 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[28],[29]
C000182993 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[28],[29]
C000201167 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[30],[31]
C000201167 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[30],[31]
C000201167 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[30],[31]
C000201167 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[30],[31]
C000201167 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30],[31]
C000201167 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[30],[31]
C000201167 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.50%	[31]
C000201167 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[31]
C000201167 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[31]
C000201167 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[31]
C000201167 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)	[31]
C000201167 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[31]
C000080010 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[32],[33]
C000080010 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%	[32],[33]
C000080010 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[32],[33]
C000080010 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[32],[33]
C000080010 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[32],[33]
C000080010 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[32],[33]
C000080010 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[32],[33]
C000080010 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[32],[33]
C000080010 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[32],[33],[34]
C000080010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%	[33]
C000080010 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[33],[34]
C000080010 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[33]
C000080010 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%	[33]
C000080010 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[33]
C000037544 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[35]
C000037544 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[35]
C000037544 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[35]
C000037544 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[35]
C000037544 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[35]
C000037544 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[35]
C000037544 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%	[35]
C000037544 [Member] | Uniform Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%	[35]
C000037544 [Member] | Government National Mortgage Association (GNMA) [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[35]
C000037544 [Member] | Federal National Mortgage Association (FNMA) [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[35]
C000037544 [Member] | Federal Home Loan Mortgage Corporation (FHLMC) [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[35]
C000037541 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[36]
C000037541 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[36]
C000037541 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[36]
C000037541 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[36]
C000037541 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[36]
C000037541 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[36],[37],[38]
C000037541 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[36],[37]
C000037541 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[36],[37]
C000037541 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%	[36],[37]
C000037541 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[36],[37]
C000037541 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[36],[37]
C000174365 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[39],[40]
C000174365 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	72.90%	[39],[40]
C000174365 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[39],[40]
C000174365 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[39],[40]
C000174365 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[39],[40]
C000174365 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[39],[40]
C000174365 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[39],[40]
C000174365 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[39],[40]
C000174365 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[39],[40],[41]
C000174365 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%	[40]
C000174365 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[40]
C000174365 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[40]
C000174365 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)	[40]
C000174365 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[40]
C000174365 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[40]
C000189864 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[42]
C000189864 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[42]
C000189864 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[42]
C000189864 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[42]
C000189864 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[42]
C000189864 [Member] | Eight To 9 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[42]
C000189864 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[42]
C000189864 [Member] | Twenty one To 22 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[42]
C000189864 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[42],[43]
C000189864 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[42],[43]
C000189864 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[42],[43]
C000189864 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[42],[43]
C000189864 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[42],[43]
C000046846 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[44]
C000046846 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[44]
C000046846 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[44]
C000046846 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	57.60%	[44]
C000046846 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[44]
C000046846 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[44],[45]
C000046846 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[44],[45]
C000046846 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[44],[45],[46]
C000046846 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[44],[45]
C000046846 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[44],[45]
C000046846 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[44],[45]
C000046846 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[44],[45]

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Rounds to less than 0.1%.
[8]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[9]	Excludes money market funds.
[10]	Rounds to less than 0.1%.
[11]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[12]	Excludes money market funds.
[13]	Rounds to less than 0.1%.
[14]	Excludes money market funds.
[15]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Rounds to less than 0.1%.
[17]	Excludes money market funds.
[18]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[19]	Excludes money market funds.
[20]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	Excludes money market funds.
[22]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	Rounds to less than 0.1%.
[24]	Excludes money market funds.
[25]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[26]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	Excludes money market funds.
[28]	Excludes money market funds.
[29]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[30]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[31]	Excludes money market funds.
[32]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[33]	Excludes money market funds.
[34]	Rounds to less than 0.1%.
[35]	Excludes money market funds.
[36]	Excludes money market funds.
[37]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[38]	Rounds to less than 0.1%.
[39]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[40]	Excludes money market funds.
[41]	Rounds to less than 0.1%.
[42]	Excludes money market funds.
[43]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[44]	Excludes money market funds.
[45]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[46]	Rounds to less than 0.1%.